CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2021	Jun. 30, 2020
Current assets
Unrestricted Cash	$ 18,808,458
Total current assets	28,337,849
Total assets	44,068,144
Current liabilities
Total current liabilities	15,872,254
Total liabilities	19,605,056
Redeemable convertible preferred stock, $0.0001 par value; 41,692,230 shares authorized, 41,587,368 issued and outstanding at June 30, 2021 and December 31, 2020	143,086,271
Stockholder's Equity
Common stock, $0.0001 par value; 74,666,115 shares authorized, 4,488,416 and 2,765,097 issued and outstanding at June 30, 2021 and December 31, 2020, respectively	1,028
Additional paid-in capital	3,663,679
Accumulated deficit	(122,287,890)
Total stockholders' deficit	(118,623,183)	$ (86,394,680)
Total liabilities, preferred stock and stockholders' deficit	44,068,144
LifeSci Acquisition II Corp
Current assets
Unrestricted Cash	416,111	25,000
Prepaid expenses	121,157
Total current assets	537,268	25,000
Deferred offering costs		28,000
Investments held in Trust Account	80,120,809
Total assets	80,658,077	53,000
Current liabilities
Accounts payable and accrued expenses	131,805	1,000
Accrued offering costs		28,000
Total liabilities	131,805	29,000
Commitments and Contingencies
Redeemable convertible preferred stock, $0.0001 par value; 41,692,230 shares authorized, 41,587,368 issued and outstanding at June 30, 2021 and December 31, 2020	75,526,270
Stockholder's Equity
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; no shares issued or outstanding
Common stock, $0.0001 par value; 74,666,115 shares authorized, 4,488,416 and 2,765,097 issued and outstanding at June 30, 2021 and December 31, 2020, respectively	246	216
Additional paid-in capital	5,562,205	24,784
Accumulated deficit	(562,449)	(1,000)
Total stockholders' deficit	5,000,002	24,000
Total liabilities, preferred stock and stockholders' deficit	$ 80,658,077	$ 53,000